SHAREHOLDERS' EQUITY - Dividend (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 14, 2023	Dec. 31, 2024	Dec. 31, 2022
SHAREHOLDERS' EQUITY
Dividend amount	$ 79.2
Dividends		$ 0.0	$ 0.0
ADR
SHAREHOLDERS' EQUITY
Dividend per share	$ 0.18
Ordinary share
SHAREHOLDERS' EQUITY
Dividend per share	$ 0.09